Annual Fund Operating Expenses	Sep. 10, 2025
City Different Investments SMID Cap Core Equity ETF | City Different Investments SMID Cap Core Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
City Different Investments Global Equity ETF | City Different Investments Global Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.